Other Assets and Other Liabilities - Schedule of Components of Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Accounts payable and accrued expenses	$ 74,097	$ 75,809
Real estate taxes payable	68,784	73,145
Accrued interest expense	58,650	69,642
Intangible liabilities, net	47,601	59,567
Tenant security deposits	41,880	44,374
Distributions payable	40,612	43,044
Deferred tax liabilities	35,485	35,792
Held-for-sale liabilities	18,257
Deposits received on pending sales	14,790
Right-of-use liability - operating leases	$ 12,328	$ 12,402
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
Derivative instruments	$ 9,505	$ 46,178
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Deferred income	$ 8,430	$ 11,894
Other taxes payable	10,267	5,005
Other	6,409	7,506
Total other liabilities	$ 447,095	$ 484,358